State Street SPDR SP Emerging Markets ex-China ETF Expense Example - State Street SPDR SP Emerging Markets ex-China ETF - State Street SPDR SP Emerging Markets ex-China ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243